GOODWILL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Cost
Goodwill, gross at beginning of period	$ 35,019	$ 538
Acquired in Merger Transaction (Note 7)		36,656
Sabal Trail deconsolidation (Note 12)		(966)
Disposition	(628)	(29)
Allocation to assets held for sale	(188)
Foreign exchange and other	1,837	(1,180)
Goodwill, gross at end of period	36,040	35,019	$ 538
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	(562)	(460)
Impairment	(1,019)	(102)	0
Goodwill, impaired, accumulated impairment loss at end of period	(1,581)	(562)	(460)
Goodwill	34,459	34,457
Consolidation, Eliminations
Gross Cost
Goodwill, gross at beginning of period	13	13
Acquired in Merger Transaction (Note 7)		0
Sabal Trail deconsolidation (Note 12)		0
Disposition	0	0
Allocation to assets held for sale	0
Foreign exchange and other	0	0
Goodwill, gross at end of period	13	13	13
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	(13)	(13)
Impairment	0	0
Goodwill, impaired, accumulated impairment loss at end of period	(13)	(13)	(13)
Goodwill	0	0
Liquids Pipelines
Gross Cost
Goodwill, gross at beginning of period	7,786	59
Acquired in Merger Transaction (Note 7)		8,070
Sabal Trail deconsolidation (Note 12)		0
Disposition	0	(29)
Allocation to assets held for sale	0
Foreign exchange and other	538	(314)
Goodwill, gross at end of period	8,324	7,786	59
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	0	0
Impairment	0	0
Goodwill, impaired, accumulated impairment loss at end of period	0	0	0
Goodwill	8,324	7,786
Gas Transmission & Midstream
Gross Cost
Goodwill, gross at beginning of period	21,539	457
Acquired in Merger Transaction (Note 7)		22,914
Sabal Trail deconsolidation (Note 12)		(966)
Disposition	(628)	0
Allocation to assets held for sale	(55)
Foreign exchange and other	1,482	(866)
Goodwill, gross at end of period	22,338	21,539	457
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	(542)	(440)
Impairment	(1,019)	(102)
Goodwill, impaired, accumulated impairment loss at end of period	(1,561)	(542)	(440)
Goodwill	20,777	20,997
Gas Distribution
Gross Cost
Goodwill, gross at beginning of period	5,679	7
Acquired in Merger Transaction (Note 7)		5,672
Sabal Trail deconsolidation (Note 12)		0
Disposition	0	0
Allocation to assets held for sale	(133)
Foreign exchange and other	(183)	0
Goodwill, gross at end of period	5,363	5,679	7
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	(7)	(7)
Impairment	0	0
Goodwill, impaired, accumulated impairment loss at end of period	(7)	(7)	(7)
Goodwill	5,356	5,672
Green Power and Transmission
Gross Cost
Goodwill, gross at beginning of period	0	0
Acquired in Merger Transaction (Note 7)		0
Sabal Trail deconsolidation (Note 12)		0
Disposition	0	0
Allocation to assets held for sale	0
Foreign exchange and other	0	0
Goodwill, gross at end of period	0	0	0
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	0	0
Impairment	0	0
Goodwill, impaired, accumulated impairment loss at end of period	0	0	0
Goodwill	0	0
Energy Services
Gross Cost
Goodwill, gross at beginning of period	2	2
Acquired in Merger Transaction (Note 7)		0
Sabal Trail deconsolidation (Note 12)		0
Disposition	0	0
Allocation to assets held for sale	0
Foreign exchange and other	0	0
Goodwill, gross at end of period	2	2	2
Accumulated Impairment
Goodwill, impaired, accumulated impairment loss at beginning of period	0	0
Impairment	0	0
Goodwill, impaired, accumulated impairment loss at end of period	0	0	$ 0
Goodwill	$ 2	$ 2